Subsequent events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

Note 18    Subsequent events

TDIRA buyback

On January 28, 2020, Orange bought 12,749 perpetual bonds redeemable for shares ("TDIRA") for a notional amount of 180 million euros. Taking into account this purchase,45,232 TDIRA remain outstanding for a total notional amount of 638 million euros.

Early loan repayment

On February 6, 2020 the Group made early repayment of the 150 million euro loan issued in 2018 by SecureLink, bearing interest at the 3-month Euribor plus 5.5% and originally maturing February 6, 2023.

Public buy-out offer followed by a compulsory squeeze-out of Business & Decision SA

On February 12, 2020, Orange announced a public buy-out offer followed by a compulsory squeeze-out of Business & Decision SA, at price of 7.93 euros per share. As of December 31, 2019, Orange through its subsidiary Orange Business Services SA, holds a stake of 93.6% of the capital of Business & Decision SA. The offer is submitted to the notice of compliance of the French Financial Markets Authority (Autorité des marches financiers – AMF).